Activity and structure of Inter & Co, Inc. and its subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
InterHoldingFinanceiraS.a. [Member]
General Information [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%